STOCK OPTIONS (Details Textual) - USD ($)							1 Months Ended						3 Months Ended			12 Months Ended
	Jun. 11, 2018	Sep. 01, 2017	Aug. 03, 2017	Feb. 06, 2017	Aug. 08, 2016	Dec. 14, 2015	Apr. 20, 2018	Jan. 24, 2018	Feb. 13, 2017	Apr. 26, 2016	Apr. 21, 2016	Nov. 24, 2015	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													196,044	170,675		170,675
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													7 years 10 months 20 days	5 years 9 months 22 days		7 years 5 months 16 days	5 years 1 month 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term													7 years 4 months 17 days	5 years 8 months 12 days		5 years 8 months 26 days	6 years 7 days
Fair Value of Shares to be Issued, Stock Options and Warrants														$ 1,451,393		$ 1,451,393
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 150.00
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 6,667
Allocated Share-based Compensation Expense													$ 595,412		$ 251,048	1,540,580	$ 844,162
Employees of Bionik Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 150.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					3,334
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											3,895,000
Allocated Share-based Compensation Expense													17,813		17,813	71,250	66,104
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period										1,667	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value										$ 213,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares											2,582,890
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period					1,667
Employees of Bionik Inc [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 37.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											6,667
Employees of Bionik Inc [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 142.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											6,667
Employees of Bionik Inc [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 157.50
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											6,666
Employees of Bionik Inc [Member] | Unvested option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense											$ 29,524		0		10,169		102,989
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								24,267				4,334
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																		1,667
Allocated Share-based Compensation Expense								$ 39,703					35,609		35,609	142,438	142,438	$ 62,317
Fair Value Of Options								$ 491,036				$ 694,384
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								1.91%
Allocated Share-based Compensation Expense, Net of Tax																27,280
Employee One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 150.00
Allocated Share-based Compensation Expense													18,113		54,339	$ 217,356	$ 140,230
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value					$ 652,068
Director and Employees and Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						16,634
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																2,912	267	167
Allocated Share-based Compensation Expense													41,350		100,289	$ 479,315	$ 407,208
Fair Value Of Options						$ 1,260,437
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Employee Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 105.00
Allocated Share-based Compensation Expense													20,433		20,433	81,733	12,163
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				2,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value				$ 245,200
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 102.00
Allocated Share-based Compensation Expense													12,396		$ 12,396	49,583	$ 6,345
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									1,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value									$ 148,750
Executive Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			3,334
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 31.50
Allocated Share-based Compensation Expense													7,546			60,371
Fair Value Of Options			$ 387,209													387,209
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share Based Compensation Arrangement By Share Based Payment Award Additional Options Grants In Period Gross			10,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.73%
Executive Employee And Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		81,436
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 24.15
Allocated Share-based Compensation Expense													38,173			381,730
Fair Value Of Options													$ 1,832,304			$ 1,832,304
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.91%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		13,573
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50% of the remaining options vest on performance goals being met and 50% vest over 5 years.
New Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.93
Allocated Share-based Compensation Expense	$ 562
Fair Value Of Options	$ 30,341
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.59%
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 9.74
Allocated Share-based Compensation Expense							$ 363,714
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.59%
Employees vest equally on January 24, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 23.25
Employees vest equally on January 24 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								23.25
Employees vest equally on January 24 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 23.25